Securities (Schedule of Amortized Cost and Fair Value Of Debt Securities by Contractual Maturity) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Securities [Abstract]
Available for Sale, Amortized Cost, Due in one year or less	$ 1,666
Available for Sale, Amortized Cost, Due after one year through five years	22,532
Available for Sale, Amortized Cost, Due after five years through ten years	44,638
Available for Sale, Amortized Cost, Due after ten years	39,278
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Amortized Cost Basis, Total	108,114
Available for Sale, Amortized Cost, Mortgage-backed securities- government sponsored agencies	142,197
Available for Sale, Amortized Cost, Total	250,311
Available for Sale, Fair Value, Due in one year or less	1,671
Available for Sale, Fair Value, Due after one year through five years	22,130
Available for Sale, Fair Value, Due after five years through ten years	43,454
Available for Sale, Fair Value, Due after ten years	38,998
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Total	106,253
Available for Sale, Fair Value, Mortgage-backed securities- government sponsored agencies	137,024
Available for Sale, Fair Value, Total	$ 243,277